DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
DISCONTINUED OPERATIONS
Summary of assets, liabilities, statement of operations and cash flows of discontinued operations

	As of December 31,
	2023	2024
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	285,310	—
Restricted cash	125,718	—
Short-term deposits	188,570	—
Short-term investments	51,864	—
Accounts and notes receivable from third parties	189,966	—
Accounts receivable from a related party	319,858	—
Other receivables from related parties	124	—
Inventories, net	284,916	—
Prepaid expenses and other current assets	85,353	—
Long-term deposits-current portion	30,000	—
Total current assets	1,561,679	—
Non-current assets
Property, plant and equipment, net	35,759	—
Deferred tax assets	6,065	—
Prepaid expenses and other non-current assets	8,289	—
Right-of-use assets, net	12	—
Long-term investment	20,300	—
Total non-current assets	70,425	—
Total assets	1,632,104	—

Liabilities
Current liabilities
Accounts and notes payable	348,879	—
Advances from customers	101,505	—
Accrued expenses and other liabilities	131,400	—
Amount due to related parties	15,024	—
Short-term borrowing	100,000	—
Income tax payables	16,131	—
Lease liabilities due within one year	23	—
Total current liabilities	712,962	—
Accrued expenses and other liabilities - non-current portion	12,766	—
Total non-current liabilities	12,766	—

Total liabilities	725,728	—

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues:
A related party	66,742	24,434	5,821
Third parties	1,375,744	830,216	293,050
Total net revenues	1,442,486	854,650	298,871

Cost of revenues	(1,299,896)	(807,146)	(297,289)

Gross profit	142,590	47,504	1,582
Operating expenses:
Research and development expenses	(89,993)	(74,032)	(41,245)
Selling and marketing expenses	(332,602)	(187,156)	(54,681)
General and administrative expenses	(61,192)	(24,162)	(7,667)

Total operating expenses	(483,787)	(285,350)	(103,593)

Other income, net	9,229	8,623	4,320

Loss from operations	(331,968)	(229,223)	(97,691)

Interest and investment income (loss), net	(138)	13,062	3,846
Other non-operating loss	(1)	(1,500)	—

Loss before income tax (expenses) credits	(332,107)	(217,661)	(93,845)

Income tax (expenses) credits	(18,621)	11,853	11,504

Net loss from discontinued operations	(350,728)	(205,808)	(82,341)

Net cash (used in) provided by discontinued operating activities	(418,866)	(144,547)	135,033
Net cash provided by discontinued investing activities	469,481	92,023	136,918
Net cash (used in) provided by discontinued financing activities	—	100,000	(30,000)